17. EVENTS AFTER REPORTING DATE	12 Months Ended
Jan. 31, 2018
Notes
17. EVENTS AFTER REPORTING DATE

17.      EVENTS AFTER REPORTING DATE

Subsequent to the end of the year, the Company has issued 73,500 common shares on exercise of warrants.  The Company has not issued any other common shares, announced any private placements or granted or cancelled any options.